Share-based Compensation - Summary of Activity of Restricted Shares (Detail) - $ / shares	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Opening balance		1,250,000
Number of Restricted Shares, Granted	1,300,000	1,105,700
Number of Restricted Shares, Vested	50,000	0
Number of Restricted Shares, Vested		(145,600)
Number of Restricted Shares, Ending balance	1,250,000	2,210,100
Weighted Average Grant Date Fair Value, Opening balance		$ 15.28
Weighted Average Grant Date Fair Value, Granted	$ 15.30	14.62
Weighted Average Grant Date Fair Value, Forfeited	0	14.10
Weighted Average Grant Date Fair Value, Ending balance	$ 15.28	$ 14.94
Performance Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested Opening balance		950,000
Shares, Granted	950,000	713,700
Shares, Forfeited	0	(85,600)
Shares, Non-vested Ending balance	950,000	1,578,100
Weighted Average Grant Date Fair Value, Beginning balance		$ 15.70
Weighted Average Grant Date Fair Value, Granted	$ 15.70	16.15
Weighted Average Grant Date Fair Value, Forfeited	0	16.15
Weighted Average Grant Date Fair Value, Ending balance	$ 15.70	$ 15.81
Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested Opening balance		200,000
Shares, Granted		52,000
Shares, Non-vested Ending balance	200,000	252,000
Weighted Average Grant Date Fair Value, Beginning balance		$ 15.70
Weighted Average Grant Date Fair Value, Granted		16.15
Weighted Average Grant Date Fair Value, Ending balance	$ 15.70	$ 15.79
Market Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested Opening balance		100,000
Shares, Granted	100,000	340,000
Shares, Forfeited	0	(60,000)
Shares, Non-vested Ending balance	100,000	380,000
Weighted Average Grant Date Fair Value, Beginning balance		$ 10.45
Weighted Average Grant Date Fair Value, Granted	$ 10.45	11.17
Weighted Average Grant Date Fair Value, Forfeited	0	11.17
Weighted Average Grant Date Fair Value, Ending balance	$ 10.45	$ 10.76